Lease (Details) - Schedule of maturity analysis of operating leases liabilities	Jun. 30, 2022 USD ($)
Schedule Of Maturity Analysis Of Operating Leases Liabilities Abstract
2022	$ 188,518
2023	314,366
2024	33,620
Total future undiscounted cash flow	536,504
Less: Discount on operating lease liabilities	(32,949)
Present value of operating lease liabilities	503,555
Less: Current portion of operating lease liabilities	(339,649)
Non-current portion of operating lease liabilities	$ 163,906